ACQUISITIONS - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Jan. 22, 2016	Jan. 01, 2016	Dec. 17, 2015	Aug. 14, 2015	Jun. 02, 2015	May 29, 2015	May 18, 2015	Apr. 16, 2015	Mar. 31, 2015	Mar. 05, 2015	Feb. 17, 2015	Dec. 19, 2014	Nov. 19, 2014	Nov. 14, 2014	Jul. 01, 2014
Net tangible assets:
Goodwill	$ 108,839									$ 72,101
Shanghai Huajian Management
Net tangible assets:
Current assets																$ 4,738
Non-current assets																5,673
Current liabilities																(5,413)
Total																4,998
Goodwill																14,032
Deferred tax liability																(3,108)
Total																22,731
Total consideration																27,729
iKang Shenyang Hospital
Net tangible assets:
Non-current assets															$ 645
Total															645
Goodwill															982
Deferred tax liability															(101)
Total															991
Total consideration															1,636
iKang Shenyang Ningshan Hospital
Net tangible assets:
Non-current assets														$ 7
Total														7
Goodwill														1,124
Deferred tax liability														(166)
Total														1,621
Total consideration														1,628
Gold iKang Shenyang Hospital
Net tangible assets:
Non-current assets													$ 2,832
Current liabilities													(55)
Total													2,777
Goodwill													3,464
Deferred tax liability													(68)
Total													3,670
Total consideration													6,447
iKang Tianjin Hedong Dongrun
Net tangible assets:
Current assets												$ 141
Non-current assets												634
Current liabilities												(90)
Total												685
Goodwill												2,099
Deferred tax liability												(279)
Total												2,347
Total consideration												3,032
iKang Tianjin Hexi Fenghui
Net tangible assets:
Current assets												133
Non-current assets												356
Current liabilities												(3)
Total												486
Goodwill												1,228
Deferred tax liability												(120)
Total												1,587
Total consideration												2,073
WA HK
Net tangible assets:
Current assets											$ 1,413
Non-current assets											5,459
Current liabilities											(3,006)
Total											3,866
Goodwill											7,570
Deferred tax liability											(666)
Total											9,456
Non-controlling interest											(3,388)
Total consideration											9,934
Chengdu Ommay
Net tangible assets:
Current assets									$ 748
Non-current assets									499
Current liabilities									(734)
Total									513
Goodwill									2,853
Deferred tax liability									(285)
Total									3,520
Total consideration									4,033
Yinchuan Ciming
Net tangible assets:
Non-current assets						$ 927
Total						927
Goodwill						4,406
Deferred tax liability						(493)
Total						5,526
Non-controlling interest						(1,613)
Total consideration						4,840
Beijing Tianzhikangjian
Net tangible assets:
Current assets								$ 7,094
Non-current assets								6,382
Current liabilities								(4,751)
Total								8,725
Goodwill								15,542
Deferred tax liability								(1,092)
Total								17,822
Non-controlling interest								(5,050)
Total consideration								21,497
Yantai Hongkang
Net tangible assets:
Current assets							$ 592
Non-current assets							1,340
Current liabilities							(124)
Total							1,808
Goodwill							3,690
Deferred tax liability							(722)
Total							5,614
Total consideration							7,422
Shandong Ciming Clinics
Net tangible assets:
Current assets					$ 2,770
Non-current assets					4,099
Current liabilities					(1,544)
Total					5,325
Goodwill					2,361
Deferred tax liability					(748)
Total					4,351
Non-controlling interest					(2,416)
Total consideration					7,260
Wuhan Xiandai Sunny
Net tangible assets:
Current assets			$ 159
Non-current assets			793
Total			952
Goodwill			3,131
Deferred tax liability			(315)
Total			3,834
Total consideration			4,786
Xi'an iKang
Net tangible assets:
Current assets				$ 55
Non-current assets				2,510
Current liabilities				(171)
Total				2,394
Goodwill				7,415
Deferred tax liability				(1,014)
Total				10,415
Non-controlling interest				(3,242)
Total consideration				9,567
Guizhou Wishstar
Net tangible assets:
Current assets		$ 8,170
Non-current assets		2,888
Total		11,058
Goodwill		725
Deferred tax liability		(277)
Total		1,558
Non-controlling interest		(4,446)
Total consideration		8,170
Customer relationship | Shanghai Huajian Management
Net tangible assets:
Intangible assets acquired, finite																7,339
Customer relationship | Gold iKang Shenyang Hospital
Net tangible assets:
Intangible assets acquired, finite													210
Customer relationship | iKang Tianjin Hedong Dongrun
Net tangible assets:
Intangible assets acquired, finite												479
Customer relationship | iKang Tianjin Hexi Fenghui
Net tangible assets:
Intangible assets acquired, finite												415
Customer relationship | WA HK
Net tangible assets:
Intangible assets acquired, finite											2,472
Customer relationship | Chengdu Ommay
Net tangible assets:
Intangible assets acquired, finite									936
Customer relationship | Yinchuan Ciming
Net tangible assets:
Intangible assets acquired, finite						1,581
Customer relationship | Beijing Tianzhikangjian
Net tangible assets:
Intangible assets acquired, finite								3,001
Customer relationship | Yantai Hongkang
Net tangible assets:
Intangible assets acquired, finite							2,533
Customer relationship | Shandong Ciming Clinics
Net tangible assets:
Intangible assets acquired, finite					2,593
Customer relationship | Wuhan Xiandai Sunny
Net tangible assets:
Intangible assets acquired, finite			988
Customer relationship | Xi'an iKang
Net tangible assets:
Intangible assets acquired, finite				3,875
Customer relationship | Guizhou Wishstar
Net tangible assets:
Intangible assets acquired, finite		1,064
Favorable lease contracts | iKang Shenyang Ningshan Hospital
Net tangible assets:
Intangible assets acquired, finite														554
Operating licenses | Shanghai Huajian Management
Net tangible assets:
Intangible assets acquired, finite																97
Operating licenses | iKang Shenyang Hospital
Net tangible assets:
Intangible assets acquired, finite															$ 110
Operating licenses | iKang Shenyang Ningshan Hospital
Net tangible assets:
Intangible assets acquired, finite														$ 109
Operating licenses | Gold iKang Shenyang Hospital
Net tangible assets:
Intangible assets acquired, finite													$ 64
Operating licenses | iKang Tianjin Hedong Dongrun
Net tangible assets:
Intangible assets acquired, finite												48
Operating licenses | iKang Tianjin Hexi Fenghui
Net tangible assets:
Intangible assets acquired, finite												$ 64
Operating licenses | WA HK
Net tangible assets:
Intangible assets acquired, finite											$ 80
Operating licenses | Chengdu Ommay
Net tangible assets:
Intangible assets acquired, finite									$ 16
Operating licenses | Yinchuan Ciming
Net tangible assets:
Intangible assets acquired, finite						$ 32
Operating licenses | Beijing Tianzhikangjian
Net tangible assets:
Intangible assets acquired, finite								$ 371
Operating licenses | Yantai Hongkang
Net tangible assets:
Intangible assets acquired, finite							$ 113
Operating licenses | Shandong Ciming Clinics
Net tangible assets:
Intangible assets acquired, finite					$ 145
Operating licenses | Wuhan Xiandai Sunny
Net tangible assets:
Intangible assets acquired, finite			$ 30
Operating licenses | Xi'an iKang
Net tangible assets:
Intangible assets acquired, finite				$ 139
Operating licenses | Guizhou Wishstar
Net tangible assets:
Intangible assets acquired, finite		$ 46
Trade name | Shanghai Huajian Management
Net tangible assets:
Intangible assets acquired, indefinite																$ 4,371